Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 951,189	$ 818,601	$ 1,017,108	$ 598,978	$ 894,416	$ 770,833	$ 978,493	$ 658,122	$ 3,385,876	$ 3,301,864	$ 3,399,774
Operating costs and expenses	811,073	793,741	821,061	718,008	768,513	715,957	805,850	720,867
Operating income	140,116	24,860	196,047	(119,030)	125,903	54,876	172,643	(62,745)	241,993	290,677	259,072
Income (loss) from continuing operations	171,631	(67,180)	83,154	(166,767)	23,634	120,198	325,541	(136,633)	20,838	332,740	(324,199)
Income from discontinued operations, net of tax expense	28,879	(36,309)	33,943	46,413	14,829	(39,268)	23,698	34,187	72,926	33,446	8,354
Net (income) loss attributable to noncontrolling interests	(4,664)	5,531	(712)	(2,454)	2,844	5,387	(1,849)	(721)	(2,299)	5,661	(403)
Net income (loss) attributable to Laureate Education, Inc.	195,846	(97,958)	116,385	(122,808)	$ 41,307	$ 86,317	$ 347,390	$ (103,167)	91,465	371,847	(316,248)
Accretion of Series A convertible redeemable preferred stock and other redeemable noncontrolling interests and equity	(106,347)	(84,059)	(69,211)	(38,875)					(298,497)	(1,537)	(6,173)
Net (loss) income available to common stockholders	$ 89,499	$ (182,017)	$ 47,174	$ (161,683)					$ (207,032)	$ 370,310	$ (322,421)
Basic earnings (loss) per share:
(Loss) income from continuing operations (in dollars per share)	$ 0.34	$ (0.82)	$ 0.09	$ (1.34)	$ 0.13	$ 0.94	$ 2.43	$ (1.02)	$ (1.60)	$ 2.50	$ (2.49)
Income from discontinued operations (in dollars per share)	0.14	(0.20)	0.19	0.29	0.14	(0.28)	0.17	0.26	0.40	0.28	0.05
Basic (loss) earnings per share (in dollars per share)	0.48	(1.02)	0.28	(1.05)	0.27	0.66	2.60	(0.76)	(1.20)	2.78	(2.44)
Diluted earnings (loss) per share:
(Loss) income from continuing operations (in dollars per share)	0.34	(0.82)	0.09	(1.34)	0.13	0.94	2.42	(1.02)	(1.60)	2.48	(2.49)
Income from discontinued operations (in dollars per share)	0.14	(0.20)	0.19	0.29	0.14	(0.28)	0.17	0.26	0.40	0.28	0.05
Diluted (loss) earnings per share (in dollars per share)	$ 0.48	$ (1.02)	$ 0.28	$ (1.05)	$ 0.27	$ 0.66	$ 2.59	$ (0.76)	$ (1.20)	$ 2.76	$ (2.44)